Average Annual Total Returns{- Fidelity® Intermediate Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Combo Pro-07 - Fidelity® Intermediate Treasury Bond Index Fund	Fidelity Intermediate Treasury Bond Index Fund Return Before Taxes Past 1 year	Fidelity Intermediate Treasury Bond Index Fund Return Before Taxes Past 5 years	Fidelity Intermediate Treasury Bond Index Fund Return Before Taxes Since Inception	Fidelity Intermediate Treasury Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Intermediate Treasury Bond Index Fund After Taxes on Distributions Past 5 years	Fidelity Intermediate Treasury Bond Index Fund After Taxes on Distributions Since Inception	Fidelity Intermediate Treasury Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Intermediate Treasury Bond Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Intermediate Treasury Bond Index Fund After Taxes on Distributions and Sales Since Inception	LB143 Past 1 year	LB143 Past 5 years	LB143 Since Inception
Total	(3.00%)	3.28%	2.38%	(3.66%)	2.38%	1.39%	(1.68%)	2.17%	1.47%	(2.97%)	3.30%	2.45%